RECLAMATION (Details Narrative) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Reclamation Details Narrative
Reclamation bonds	$ 713,830	$ 108,364	$ 105,130	$ 105,130